Document And Entity Information	Feb. 18, 2021
Document Information [Line Items]
Entity, Registrant Name	PDF SOLUTIONS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 18, 2021
Entity, File Number	000-31311
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	25-1701361
Entity, Address, Address Line One	2858 De La Cruz Boulevard
Entity, Address, City or Town	Santa Clara
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	280-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PDFS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001120914